Note 3 - Summary of Significant Accounting Policies - Adoption of IFRS 16 (Details) - CAD ($)	Nov. 30, 2020		Dec. 01, 2019	Nov. 30, 2019
Statement Line Items [Line Items]
Land, Property and Equipment	$ 1,790,650		$ 1,884,277	$ 1,818,483
Lease liability	$ (82,142)	[1]	(65,794)	(65,794)
Property plant and equipment, net of lease liabilities			1,818,483
IFRS 16, before adoption [member]
Statement Line Items [Line Items]
Land, Property and Equipment				1,818,483
Lease liability
Property plant and equipment, net of lease liabilities				$ 1,818,483
IFRS 16, adjustment [member]
Statement Line Items [Line Items]
Land, Property and Equipment			65,794
Lease liability			(65,794)
Property plant and equipment, net of lease liabilities

[1]	Of the lease liabilities, $76,103 is current and $6,039 is non-current (between 1 and 2 years).